OTHER CURRENT AND NON-CURRENT FINANCIAL LIABILITIES - Liabilities (Details) - CLP ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Current
Other current financial liabilities		$ 62,418,990	$ 110,330,460
Non-current
Other non-current financial liabilities		1,191,795,823	1,066,543,247
Bank liabilities
Current
Other current financial liabilities	[1]	11,820,186	56,401,282
Non-current
Other non-current financial liabilities	[1]	104,960,991
Bonds payable
Current
Other current financial liabilities	[1],[2]	23,808,205	29,800,608
Non-current
Other non-current financial liabilities	[1],[2]	991,600,601	1,003,864,048
Deposits in guarantee
Current
Other current financial liabilities		13,546,983	14,136,175
Derivative contract liabilities
Current
Other current financial liabilities		3,617,715	361,384
Non-current
Other non-current financial liabilities		76,644,920	41,788,078
Leasing agreements
Current
Other current financial liabilities	[1]	9,625,901	9,631,011
Non-current
Other non-current financial liabilities	[1]	$ 18,589,311	$ 20,891,121

[1]	Financial instruments such as: Cash and Cash Equivalents, Trade debtors and Other Accounts Receivable, Accounts Receivable related companies, Bottle Guarantee Deposits Trade Accounts Payable, and Other Accounts Payable related companies present a fair value that approximates their carrying value, considering the nature and term of the obligation. The business model is to maintain the financial instrument in order to collect/pay contractual cash flows, in accordance with the terms of the contract, where cash flows are received/cancelled on specific dates that exclusively constitute payments of principal plus interest on that principal. These instruments are revalued at amortized cost.
[2]	(1)Amounts net of issuance expenses and discounts related to issuance.